Combined Prospectus	Feb. 03, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	61,327
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 47,834.98
Form Type	S-1
File Number	333-282306
Initial Effective Date	Oct. 10, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock Purchase Warrants
Maximum Aggregate Offering Price of Securities Previously Registered | $
Form Type	S-1
File Number	333-282306
Initial Effective Date	Oct. 10, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock underlying Common Stock Warrants
Amount of Securities Previously Registered | shares	189,689
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 7,625,509.86
Form Type	S-1
File Number	333-282306
Initial Effective Date	Oct. 10, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount of Securities Previously Registered | shares
Form Type	S-1
File Number	333-282306
Initial Effective Date	Oct. 10, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Class A Common Stock underlying Pre-Funded Warrants
Amount of Securities Previously Registered | shares	135,362
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 135.36
Form Type	S-1
File Number	333-282306
Initial Effective Date	Oct. 10, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying Convertible Notes
Amount of Securities Previously Registered | shares	227,927
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 8,866,364.19
Form Type	S-1
File Number	333-282306
Initial Effective Date	Oct. 10, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount of Securities Previously Registered | shares	87,737
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,246,276.40
Form Type	S-1
File Number	333-282680
Initial Effective Date	Nov. 12, 2024
Combined Prospectus Note	Capitalized terms used herein and not otherwise defined herein have the meanings assigned to them in Banzai International, Inc.’s Registration Statement on Form S-3 to which this exhibit relates.